UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

    Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
September 30, 2014

Franklin Strategic Mortgage Portfolio

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Annual Report
Franklin Strategic Mortgage
Portfolio	3
Performance Summary	6
Your Fund’s Expenses	11
Financial Highlights and
Statement of Investments	13
Financial Statements	24
Notes to Financial Statements	28
Report of Independent Registered
Public Accounting Firm	39
Tax Information	40
Board Members and Officers	41
Shareholder Information	46

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Annual Report

Franklin Strategic Mortgage Portfolio

We are pleased to bring you Franklin Strategic Mortgage Portfolio’s annual report for the fiscal year ended September 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Performance Overview

For the year under review, the Fund’s Class A shares delivered a +5.09% cumulative total return. In comparison, the Fund’s new primary benchmark, the Barclays U.S. Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, posted a +3.81% total return.2 We replaced the previous benchmark, the Citigroup U.S. Broad Investment Grade (USBIG) Mortgage Index, because the new benchmark is more widely used in the industry. For the 12-month period, the Citigroup USBIG Mortgage Index posted a +3.68% total return.2 The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies, returned +3.67%.3 The Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, produced a +2.28% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy continued to show signs of recovery during the 12-month period ended September 30, 2014, underpinned by manufacturing activity, consumer and business spending, and rising inventories. Economic activity rebounded strongly

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the
U.S. Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions.
2. Source: Morningstar.
3. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 9/30/14, this category consisted of 128 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 17.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

in the second quarter of 2014 after severe weather conditions and a slowdown in health care spending led to a contraction in the first quarter. Except for a sharp rebound in March, retail sales rose at a modest pace that missed consensus expectations for most of the period. In the housing market, home sales experienced some weather-related weakness early in 2014 but ticked up in May, and home prices remained higher than a year earlier. The unemployment rate declined to 5.9% in September 2014 from 7.2% in September 2013.4 Inflation, as measured by the Consumer Price Index, was subdued for the period.

U.S. economic growth trends were generally encouraging during the period. In January 2014, the U.S. Federal Reserve Board (Fed) began reducing its bond purchases $10 billion a month, based on largely positive economic and employment data in late 2013. The Fed continued to taper its asset purchases during the year. In September 2014, the Fed indicated it planned to maintain its near-zero interest-rate policy for “a considerable time” after its bond-buying program likely ends in October. The Fed also noted that inflation remained below its unofficial 2.0% target. Fed actions to normalize monetary policy remained dependent on economic performance, and the Fed lowered its U.S. economic growth projections in September.

The 10-year Treasury yield rose from 2.64% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market uncertainty about the Fed’s plans. However, the yield declined to 2.52% at period-end, as investors shifted to less risky assets following the crises in Ukraine and the Middle East, growth concerns about emerging markets, record low bond yields and weak economic data in Europe, and lower Treasury issuance.

Investment Strategy

We invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.1 We may also invest in other types of mortgage securities that may be issued by private issuers, in U.S. Treasuries and in mortgage loans. At least 80% of total assets are invested in securities rated BBB or higher by Standard & Poor’s (S&P), or Baa by Moody’s Investors Service (Moody’s), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

Dividend Distributions*
10/1/13–9/30/14
		Dividend per Share (cents)
				Advisor
Month	Class A	Class A1	Class C	Class
October	3.4787	3.6810	3.1614	3.6788
November	4.2028	4.3924	3.9062	4.3897
December**	5.5047	5.7107	5.1784	5.7085
January	3.5549	3.7597	3.3255	3.7590
February	3.4932	3.6724	3.2018	3.6688
March	3.3360	3.5373	2.9654	3.5363
April	3.3195	3.5165	3.0144	3.5035
May	3.2477	3.4441	2.9381	3.4412
June	3.5069	3.7077	3.3880	3.7049
July	3.3283	3.5313	3.0087	3.5285
August***	1.7112	1.9005	1.4082	1.8987
September	2.0129	2.2220	1.4919	2.2185
Total	40.6968	43.0756	36.9880	43.0364

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**Includes an additional 1.61 cent per share distribution to meet excise tax requirements.
***The decline in the distribution reflects a change in the tax treatment of certain security transactions.

Manager’s Discussion

Mortgages outpaced Treasuries during the period as the agency mortgage market has benefited from continued, low interest rates. We feel that if the U.S. economy continues to strengthen in line with the Fed’s expectations, the Fed could terminate its purchases of MBS later in the year. In our view, agency mortgages were fully valued. Questions still remained, however, about the demand source for agency MBS after the Fed ends its buying program. We felt demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers would need to rise to compensate for the Fed’s reduced presence in the MBS sector once the central bank ends its stimulus measures. Despite the low interest rate and mortgage rate environment over the period, mortgage credit issuance continued to be constrained and actual prepayment levels remained relatively low.

The Fund’s allocations to non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) were significant contributors to performance.

4. Source: Bureau of Labor Statistics.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Our adjustable-rate MBS (ARMS) positions also benefited returns. Although the Fund’s conventional fixed-rate MBS sector allocation detracted from performance, our security selection within the sector was positive. The Fund’s shorter duration positioning detracted from performance over the period as interest rate movements had a negative impact.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Our broad mortgage strategy looks across all mortgage opportunities to find relative value. The investment team continued to look for strong cash flow fundamentals and valuations seeking to uncover attractive valuations across the mortgage investment universe. We reduced our exposure to RMBS and ARMS. At period-end, the portfolio’s heaviest mortgage allocations were in fixed rate MBS and ARMS. Although we selectively reduced holdings, the Fund remained allocated to CMBS, as we believe commercial real estate fundamentals could slowly and steadily improve over the intermediate term.

We continued to employ a flexible investment approach seeking to take advantage of what we felt were additional investment opportunities in non-agency mortgage securities, non-investment grade mortgage securities and non-U.S. dollar-denominated mortgage securities while maintaining core holdings in agency MBS.

The Fund transacts in mortgage dollar rolls, which require future mortgage settlements. To meet forward liabilities, the Fund holds cash or invests in high-quality, liquid assets. The Fund’s allocation to cash and cash equivalents did not materially impact performance during the period.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	9/30/13		Change
A (N/A)	$9.43	$9.37	+$	0.06
A1 (FSMIX)	$9.44	$9.38	+$	0.06
C (N/A)	$9.43	$9.37	+$	0.06
Advisor (N/A)	$9.43	$9.37	+$	0.06

Distributions (10/1/13–9/30/14)
Dividend
Share Class	Income
A	$0.406968
A1	$0.430756
C	$0.369880
Advisor	$0.430364

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

Performance as of 9/30/141

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A/A1: 4.25% maximum initial sales charge. Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual	Total Annual Operating Expenses[4]
Share Class		Total Return[2]		Total Return[3]	(with waiver)	(without waiver)
A5					0.97%	0.98%
1-Year	+	5.09%	+	0.58%
5-Year	+	32.79%	+	4.92%
10-Year	+	51.13%	+	3.76%
A1					0.72%	0.73%
1-Year	+	5.35%	+	0.84%
5-Year	+	34.64%	+	5.21%
10-Year	+	55.62%	+	4.07%
C					1.37%	1.38%
1-Year	+	4.68%	+	3.68%
Since Inception (2/1/12)	+	9.05%	+	3.31%
Advisor[6]					0.72%	0.73%
1-Year	+	5.35%	+	5.35%
5-Year	+	34.49%	+	6.11%
10-Year	+	55.44%	+	4.51%

		Distribution	30-Day Standardized Yield[8]
Share Class		Rate[7]	(with waiver)	(without waiver)
A	+	2.36%	1.85%	1.85%
A1	+	2.60%	2.09%	2.09%
C	+	1.82%	1.54%	1.54%
Advisor	+	2.71%	2.19%	2.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; there-
fore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:	The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share
(renamed Class A1).
Class A1
(formerly Class A):	Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.
Class C:	These shares have higher fees and expenses than Class A shares.
Advisor Class:	These shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +10.20% and +2.04%.
6. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since
2/1/12 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.93% and +3.97%.
7. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of September and the maximum offering price (NAV for classes C and
Advisor) on 9/30/14.
8. The 30-day standardized yield for the 30 days ended 9/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
9. Source: Morningstar. The Barclays Fixed Rate MBS Index is the FNMA component of the Barclays Fixed Rate Mortgage Backed Securities (MBS) Index and includes the mortgage-backed pass-through securities of the Federal National Mortgage Association (FNMA). The Citigroup USBIG Mortgage Index is the mortgage component of the
Citigroup USBIG Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities and FNMA and FHLMC balloon mortgages.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,024.80	$5.43
Hypothetical (5% return before expenses)	$1,000	$1,019.70	$5.42
A1
Actual	$1,000	$1,027.20	$4.17
Hypothetical (5% return before expenses)	$1,000	$1,020.96	$4.15
C
Actual	$1,000	$1,022.80	$7.45
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.44
Advisor
Actual	$1,000	$1,026.10	$4.16
Hypothetical (5% return before expenses)	$1,000	$1,020.96	$4.15

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class
(A: 1.07%; A1: 0.82%; C: 1.47%; and Advisor: 0.82%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Highlights
	Year Ended September 30,
	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.249	0.229	0.172
Net realized and unrealized gains (losses)	0.218	(0.202)	0.255
Total from investment operations	0.467	0.027	0.427
Less distributions from net investment income	(0.407)	(0.347)	(0.207)
Net asset value, end of year	$9.43	$9.37	$9.69

Total return[c]	5.09%	0.28%	4.57%

Ratios to average net assets[d]
Expenses	1.06%[e]	0.96%	1.01%
Net investment income	2.37%	2.04%	2.07%

Supplemental data
Net assets, end of year (000’s)	$9,920	$8,627	$4,856
Portfolio turnover rate	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

		Year Ended September 30,
	2014	2013	2012	2011	2010
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.38	$9.69	$9.39	$9.09	$8.75
Income from investment operations[a]:
Net investment income	0.232	0.190	0.212	0.269	0.333
Net realized and unrealized gains (losses)	0.259	(0.129)	0.436	0.469	0.487
Total from investment operations	0.491	0.061	0.648	0.738	0.820
Less distributions from net investment income	(0.431)	(0.371)	(0.348)	(0.438)	(0.480)
Net asset value, end of year	$9.44	$9.38	$9.69	$9.39	$9.09

Total return[b]	5.35%	0.64%	7.04%	8.24%	9.61%

Ratios to average net assets
Expenses	0.81%[c]	0.71%	0.76%	0.65%	0.70%
Net investment income	2.62%	2.29%	2.32%	2.85%	3.76%

Supplemental data
Net assets, end of year (000’s)	$64,325	$75,609	$109,162	$102,529	$100,549
Portfolio turnover rate	514.95%	674.91%	594.80%	539.76%	341.45%
Portfolio turnover rate excluding mortgage dollar rolls[d]	133.55%	252.41%	167.39%	126.63%	20.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
dSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.207	0.167	0.155
Net realized and unrealized gains (losses)	0.223	(0.178)	0.247
Total from investment operations	0.430	(0.011)	0.402
Less distributions from net investment income	(0.370)	(0.309)	(0.182)
Net asset value, end of year	$9.43	$9.37	$9.69

Total return[c]	4.68%	(0.11)%	4.29%

Ratios to average net assets[d]
Expenses	1.46%[e]	1.36%	1.41%
Net investment income	1.97%	1.64%	1.67%

Supplemental data
Net assets, end of year (000’s)	$2,409	$2,137	$1,540
Portfolio turnover rate	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.371	0.252	0.149
Net realized and unrealized gains (losses)	0.119	(0.201)	0.294
Total from investment operations	0.490	0.051	0.443
Less distributions from net investment income	(0.430)	(0.371)	(0.223)
Net asset value, end of year	$9.43	$9.37	$9.69

Total return[c]	5.35%	0.54%	4.74%

Ratios to average net assets[d]
Expenses	0.81%[e]	0.71%	0.76%
Net investment income	2.62%	2.29%	2.32%

Supplemental data
Net assets, end of year (000’s)	$9,049	$3,007	$1,281
Portfolio turnover rate	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

16 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, September 30, 2014
	Shares	Value
Common Stocks 0.4%
Mortgage REITs 0.4%
American Capital Agency Corp.	10,000	$212,500
Annaly Capital Management Inc.	15,300	163,404

Total Common Stocks (Cost $409,719)		375,904

	Principal
	Amount*

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 35.7%
Finance 35.7%
[a,b]American Homes 4 Rent, 2014-SFR1, A, 144A, 1.25%, 6/17/31	199,107	198,372
[a,b]American Residential Properties Trust, 2014-SFR1, B, 144A, 1.904%, 9/17/31	430,000	424,584
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	13,544	13,597
[a]Anthracite Ltd.,
[b]2004-1A, BFL, 144A, 0.704%, 3/23/39 (Cayman Islands)	85,883	85,721
[c]2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	86,212
[b]2005-HY2A, A, 144A, 0.524%, 7/26/45 (Cayman Islands)	174,527	172,673
[a,b]Arbor Realty Mortgage Securities, 2004-1A, A, 144A, 0.684%, 2/21/40 (Cayman Islands)	166,965	164,148
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	188,911	191,799
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,044,175
2006-4, AJ, 5.695%, 7/10/46	450,000	467,591
2006-4, AM, 5.675%, 7/10/46	300,000	323,339
[b]Bear Stearns Alt-A Trust, 2004-13, A2, 1.035%, 11/25/34	242,254	232,190
Bear Stearns Commercial Mortgage Securities Inc.,
[b]2006-PW11, AJ, 5.605%, 3/11/39	750,000	780,390
[b]2006-PW12, AJ, 5.751%, 9/11/38	300,000	311,623
2006-PW13, AJ, 5.611%, 9/11/41	750,000	778,377
[b]2007-PW16, AM, 5.706%, 6/11/40	750,000	823,138
[b]Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, 4.998%, 2/11/41	425,000	425,430
2005-T20, E, 5.288%, 10/12/42	215,000	215,799
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	440,000	438,739
[b]2007-C6, AM, 5.706%, 6/10/17	500,000	543,364
[b]Citigroup Mortgage Loan Trust Inc.,
2006-WFH3, A3, 0.305%, 10/25/36	97,920	97,828
[a]2013-A, A, 144A, 3.00%, 5/25/42	172,336	175,011
[b]Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, 5.219%, 7/15/44	215,000	216,264
2006-CD3, AJ, 5.688%, 10/15/48	450,000	433,642
[a,b]Colony American Homes, 2014-1A, A, 144A, 1.40%, 5/17/31	104,151	104,531
[a]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	360,266	370,656
[b]Countrywide Asset-Backed Certificates,
2004-1, M1, 0.905%, 3/25/34	221,503	213,115
2004-7, MV3, 1.205%, 12/25/34	120,878	120,484
2004-14, M1, 0.665%, 6/25/35	173,601	173,312
Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	3,781	3,784
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.371%, 3/26/36	178,279	183,926
[a]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	28,896	29,109
[b]2004-1A, B1, 144A, 0.725%, 1/28/40	698,889	683,964
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	280,000	279,007

franklintempleton.com Annual Report | 17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.464%, 10/20/43	364,930	$359,933
[b]First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FF6, M1, 0.575%, 5/25/36	242,105	239,147
[b]FNMA, 2007-1, NF, 0.405%, 2/25/37	268,013	268,668
[a]G-Force LLC,
[b]2005-RR2, A3FL, 144A, 0.455%, 12/25/39	245,801	238,678
2005-RRA, B, 144A, 5.09%, 8/22/36	281,768	284,687
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	288,831
[d]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000	196,669
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	356,607	392,866
1997-3, A6, 7.32%, 3/15/28	32,601	34,869
1997-6, A7, 7.14%, 1/15/29	20,210	21,236
1998-4, A7, 6.87%, 4/01/30	145,418	154,825
1999-3, A7, 6.74%, 2/01/31	53,924	54,158
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	497,974	502,726
[b]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.875%, 7/25/30	3,660	3,654
[b]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.82%, 7/10/38	400,000	416,380
AM, 6.014%, 7/10/38	200,000	213,795
[b]GSAA Home Equity Trust, 0.525%, 6/25/35	215,820	207,156
[b]GSAMP Trust, 2005-HE3, M2, 1.16%, 6/25/35	310,383	300,744
[b]Home Equity Mortgage Trust, 2004-4, M3, 1.13%, 12/25/34	623,352	567,688
[a,b]Invitation Homes Trust, 2014-SFR2, B, 144A, 1.754%, 9/17/31	200,000	197,672
JP Morgan Chase Commercial Mortgage Securities Trust,
[b]2005-LDP5, A, 5.393%, 12/15/44	300,000	302,616
[b,d]2006-CB14, B, 5.537%, 12/12/44	1,000,000	427,250
[b,d]2006-CB16, B, 5.672%, 5/12/45	240,000	191,653
2006-CB17, AM, 5.464%, 12/12/43	490,000	513,286
[b]2006-LDP7, AJ, 5.873%, 4/15/45	385,000	393,822
[b]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.305%, 5/25/36	285,054	281,363
[a,b]JPMorgan Chase Commercial Mortgage Securities Trust, 2003-LN1, H, 144A, 5.462%, 10/15/37	260,000	259,150
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.354%, 12/10/43 (Ireland)	157,611	157,203
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.935%, 12/25/32	51,656	51,657
[b]LB-UBS Commercial Mortgage Trust,
[a]2001-C3, E, 144A, 6.95%, 6/15/36	300,000	304,753
[a]2004-C7, H, 144A, 5.239%, 10/15/36	274,000	283,386
2006-C1, AJ, 5.276%, 2/15/41	350,000	361,014
2006-C4, AJ, 5.857%, 6/15/38	500,000	527,598
Lehman ABS Corp., 2003-1, A1, 5.50%, 12/25/33	555,430	569,049
[b]Lehman XS Trust, 2005-1, 2A2, 1.655%, 7/25/35	136,937	133,321
[a,b]LNR CDO Ltd., 2003-1A, DFL, 144A, 2.254%, 7/23/36 (Cayman Islands)	316,290	313,393
[a,b]Mach One 2004-1A ULC, G, 144A, 6.82%, 5/28/40	300,000	299,081
[b]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.25%, 9/25/34	250,000	247,965
[b]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.895%, 3/25/28	366,630	362,847
[b]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.282%, 11/12/37	322,000	333,295
[b]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	162,364	173,850
[b]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.355%, 5/25/33	412,056	389,432
2005-WMC, M2, 0.89%, 1/25/35	314,977	304,978

18 | Annual Report franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
Morgan Stanley Capital I Trust,
[a]2005-RR6, AJ, 144A, 5.233%, 5/24/43	300,000		$297,054
[b]2006-HQ8, AJ, 5.497%, 3/12/44	399,000		413,796
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.565%, 6/16/41 (Cayman Islands)	329,983		318,513
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.576%, 12/24/39	81,612		81,009
[b]Novastar Home Equity Loan, 2004-4, M4, 1.805%, 3/25/35	500,000		492,390
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	526,935		533,449
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	217,370		217,284
2004-KS8, AI6, 4.79%, 9/25/34	239,836		242,305
[b]2005-AHL2, A2, 0.415%, 10/25/35	6,932		6,939
[b]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	111,027		112,958
2003-HI2, M2, 5.58%, 7/25/28	228,202		230,872
2004-HI3, A5, 5.48%, 6/25/34	174,312		181,241
[a,b]Silver Bay Realty Trust, 2014-1, A, 144A, 1.154%, 9/17/31	199,167		198,247
[b]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.605%, 5/25/35	81,455		81,569
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		405,321
[b,e]Talisman 6 Finance, Reg S, 0.382%, 10/22/16 (Germany)	264,521	EUR	327,800
Vanderbilt Mortgage Finance,
2002-A, M1, 7.12%, 4/07/32	125,050		132,102
2002-C, M1, 7.82%, 12/07/32	314,531		334,655
[b]Wachovia Bank Commercial Mortgage Trust,
5.727%, 5/15/16	400,000		403,012
[a]2003-C7, F, 144A, 5.004%, 10/15/35	200,000		201,666
2006-C23, AJ, 5.515%, 1/18/45	400,000		417,827
2006-C25, AJ, 5.86%, 5/15/43	300,000		315,402
[a]2007-WHL8, A2, 144A, 0.294%, 6/15/20	300,000		294,987
[b]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 2A1A, 0.445%, 7/25/45	208,519		200,329
2005-AR19, A1A1, 0.425%, 12/25/45	406,138		391,559
Wells Fargo Mortgage Backed Securities Trust,
[b]2004-W, A9, 2.762%, 11/25/34	229,143		237,155
[b]2005-AR9, 2A2, 2.641%, 10/25/33	335,241		334,098
[b]2005-AR10, 2A3, 2.616%, 6/25/35	215,080		215,156
2007-3, 3A1, 5.50%, 4/25/37	65,600		68,047

Total Asset-Backed Securities and Commercial Mortgage-Backed
Securities (Cost $29,551,606)			30,618,980
Mortgage-Backed Securities 91.8%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 10.3%
FHLMC, 1.875% - 2.298%, 11/01/16 - 11/01/25	602,050		614,574
FHLMC, 2.302%, 11/01/37	1,846,167		1,973,157
FHLMC, 2.313% - 2.32%, 3/01/19 - 6/01/23	69,802		70,465
FHLMC, 2.338%, 5/01/37	934,602		1,007,183
FHLMC, 2.355% - 2.50%, 4/01/18 - 10/01/36	758,450		794,666
FHLMC, 2.52%, 6/01/37	2,929,258		3,147,203
FHLMC, 2.566% - 2.932%, 1/01/18 - 4/01/31	356,619		366,967
FHLMC, 3.104% - 6.876%, 11/01/19 - 7/01/30	783,651		821,301
			8,795,516

franklintempleton.com Annual Report | 19

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.7%
[f]FHLMC Gold 30 Year, 3.50%, 8/01/42	750,000	$765,557
[f]FHLMC Gold 30 Year, 4.00%, 10/01/41	2,000,000	2,105,780
[f]FHLMC Gold 30 Year, 4.50%, 10/01/39	1,150,000	1,240,383
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,299,101	1,403,128
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	184,834	204,282
FHLMC Gold 30 Year, 5.00%, 2/01/39	819,446	901,903
FHLMC Gold 30 Year, 5.50%, 9/01/33	80,359	90,019
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	325,073	366,540
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	246,016	278,568
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	353,133	400,514
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	119,702	131,478
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	51,308	54,776
FHLMC Gold 30 Year, 9.00%, 9/01/30	82,403	94,563
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	132,772	141,565
FHLMC PC 30 Year, 8.50%, 5/01/17	147,946	156,706
FHLMC PC 30 Year, 9.00%, 6/01/16	159	166
FHLMC PC 30 Year, 9.50%, 8/01/19	5,630	5,697
		8,341,625
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 15.4%
FNMA, 1.645% - 2.202%, 1/01/18 - 4/01/33	804,610	829,663
FNMA, 2.205% - 2.28%, 9/01/18 - 2/01/32	627,540	642,153
FNMA, 2.284%, 9/01/39	1,926,287	2,055,159
FNMA, 2.29% - 2.33%, 12/01/22 - 8/01/27	355,562	362,408
FNMA, 2.332%, 10/01/36	896,189	957,963
FNMA, 2.345% - 2.433%, 9/01/24 - 7/01/38	535,959	544,796
FNMA, 2.436%, 6/01/35	3,114,145	3,362,589
FNMA, 2.437%, 9/01/37	2,311,587	2,489,501
FNMA, 2.451% - 2.50%, 2/01/21 - 10/01/32	776,067	783,831
FNMA, 2.504% - 2.825%, 4/01/18 - 6/01/28	682,847	699,821
FNMA, 2.942% - 5.00%, 6/01/17 - 7/01/31	451,303	454,195
		13,182,079
Federal National Mortgage Association (FNMA) Fixed Rate 49.1%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	538,099	568,190
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	344,682	364,883
FNMA 15 Year, 6.50%, 5/01/16 - 10/01/16	13,587	13,985
[f]FNMA 30 Year, 3.00%, 8/01/42	12,500,000	12,875,977
[f]FNMA 30 Year, 3.50%, 8/01/42	1,650,000	1,686,609
[f]FNMA 30 Year, 4.00%, 10/01/40	14,200,000	14,965,247
[f]FNMA 30 Year, 4.50%, 10/01/39	3,710,000	4,003,322
FNMA 30 Year, 5.00%, 4/01/34	213,790	236,670
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	688,836	771,444
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/33	615,125	688,491
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/34	344,513	386,470
FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	759,054	848,452
FNMA 30 Year, 6.00%, 10/01/34	1,146,732	1,311,974
FNMA 30 Year, 6.00%, 10/01/34	406,714	462,390
FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35	695,881	793,089
FNMA 30 Year, 6.50%, 12/01/27 - 7/01/32	724,734	824,770
FNMA 30 Year, 6.50%, 7/01/32 - 8/01/32	697,538	793,606
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	41,462	48,938
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	43,763	50,969

20 | Annual Report		franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	227,222	$254,777
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	13,959	14,559
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	65,455	72,163
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	37,903	41,733
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	6,658	6,697
FNMA 30 Year, 12.00%, 5/01/16	15	15
FNMA PL 30 Year, 10.00%, 9/01/20	14,390	14,968
		42,100,388
[b]Government National Mortgage Association (GNMA) Adjustable Rate 0.2%
GNMA, 1.625%, 11/20/25 - 7/20/27	114,028	117,909
Government National Mortgage Association (GNMA) Fixed Rate 7.1%
GNMA I SF 15 Year, 8.00%, 9/15/15	4,320	4,336
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	191,581	218,292
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	145,621	156,364
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	48,541	52,955
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	93,183	104,168
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	53,958	54,210
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	83,749	86,131
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	13,694	13,823
GNMA I SF 30 Year, 10.00%, 12/15/18	3,974	3,998
GNMA I SF 30 Year, 10.50%, 1/15/16	232	233
[f]GNMA II SF 30 Year, 3.50%, 10/01/42	2,000,000	2,066,719
GNMA II SF 30 Year, 3.50%, 5/20/44	2,709,802	2,806,614
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	280,924	326,398
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	185,322	215,580
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	25,976	26,116
GNMA II SF 30 Year, 8.50%, 7/20/16	6,032	6,056
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	2,142	2,363
GNMA II SF 30 Year, 10.50%, 6/20/20	17	17
		6,144,373
Total Mortgage-Backed Securities (Cost $77,461,666)		78,681,890
Total Investments before Short Term Investments (Cost $107,422,991)		109,676,774

	Shares
Short Term Investments 18.3%
Money Market Funds (Cost $4,274,614) 5.0%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	4,274,614	4,274,614

	Principal
	Amount*
Repurchase Agreements (Cost $11,365,779) 13.3%
i Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $11,365,781)	11,365,779	11,365,779
BNP Paribas Securities Corp. (Maturity Value $1,589,619)
HSBC Securities (USA) Inc. (Maturity Value $6,676,373)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,099,789)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 12/29/14 - 12/17/29;
[j]U.S. Government Agency Discount Notes, 11/17/14 - 3/19/15; U.S. Government Agency
Securities, zero cpn., 12/11/25 - 12/17/29; and U.S. Government Agency Securities, Strips,
6/01/17 (valued at $11,596,011)
Total Investments (Cost $123,063,384) 146.2%		125,317,167
TBA Sale Commitments (2.0)%		(1,750,140)
Other Assets, less Liabilities (44.2)%		(37,865,513)
Net Assets 100.0%		$85,701,514

franklintempleton.com Annual Report | 21

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
TBA Sale Commitments (Proceeds $1,743,619)
Government National Mortgage Association (GNMA) Fixed Rate (2.0)%
[k]GNMA II SF 30 Year, 3.00%, 10/01/42	$(1,739,000)	$(1,750,140)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of
Trustees. At September 30, 2014, the aggregate value of these securities was $7,998,531, representing 9.33% of net assets.
bThe coupon rate shown represents the rate at period end.
cSee Note 7 regarding defaulted securities.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2014, the value of this security was
$327,800, representing 0.38% of net assets.
fSecurity purchased on a to-be-announced (TBA) basis. See Note 1(d).
gNon-income producing.
hSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
iSee Note 1(c) regarding joint repurchase agreement.
jThe security is traded on a discount basis with no stated coupon rate.
kSecurity sold on a to-be-announced basis in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses with short sale transactions.

At September 30, 2014, the Fund had the following financial futures contracts outstanding. See Note 1(e).

Financial Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Year Note	Short		15	$1,773,867	12/31/14	$7,465	$—
U.S. Treasury 30 Year Bond		Long	26	3,585,563	12/19/14	372	—
Net unrealized appreciation (depreciation)						$7,837

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	30,000	$40,259	2/06/15	$—	$(2,334)
Euro	DBAB	Sell	150,000	195,799	2/06/15	6,177	—
Euro	DBAB	Sell	150,000	196,493	2/05/16	5,722	—
Unrealized appreciation (depreciation)						11,899	(2,334)
Net unrealized appreciation (depreciation)						$9,565
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

At September 30, 2014, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts
					Upfront
			Periodic		Premiums
	Counterparty/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
OTC Swaps
Contracts to Sell Protection[c]
Traded Index
CMBX.NA.AJ.2	FBCO	$74,459	1.09%	3/15/49	$(10,797)	$4,513	$—	$(6,284)	Non
									Investment
									Grade
CMBX.NA.AM.2	FBCO	290,000	0.50%	3/15/49	(4,082)	—	(550)	(4,632)	Investment
									Grade
OTC Swaps unrealized appreciation (depreciation)						4,513	(550)
Net unrealized appreciation (depreciation)						$3,963

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Note 9 regarding other derivative information.

See Abbreviations on page 38.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Statements

Statement of Assets and Liabilities
September 30, 2014

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$107,422,991
Cost - Sweep Money Fund (Note 3f)	4,274,614
Cost - Repurchase agreements	11,365,779
Total cost of investments	$123,063,384
Value - Unaffiliated issuers	$109,676,774
Value - Sweep Money Fund (Note 3f)	4,274,614
Value - Repurchase agreements	11,365,779
Total value of investments	125,317,167
Cash	17,329
Receivables:
Investment securities sold	1,863,331
Capital shares sold	200,217
Dividends and interest	292,871
Due from brokers	46,560
Unrealized appreciation on forward exchange contracts	11,899
Unrealized appreciation on OTC swap contracts	4,513
Other assets	22
Total assets	127,753,909
Liabilities:
Payables:
Investment securities purchased	39,983,344
Capital shares redeemed	154,881
Management fees	27,843
Distribution fees	7,082
Transfer agent fees	19,053
Distributions to shareholders	24,381
Variation margin	9,859
OTC Swaps (premiums received $15,356)	14,879
TBA Sale Commitments, at value (proceeds $1,743,619)	1,750,140
Unrealized depreciation on forward exchange contracts	2,334
Unrealized depreciation on OTC swap contracts	550
Accrued expenses and other liabilities	58,049
Total liabilities	42,052,395
Net assets, at value	$85,701,514
Net assets consist of:
Paid-in capital	$108,881,352
Distributions in excess of net investment income	(18,218)
Net unrealized appreciation (depreciation)	2,268,682
Accumulated net realized gain (loss)	(25,430,302)
Net assets, at value	$85,701,514

24 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
September 30, 2014

Class A:
Net assets, at value	$9,919,527
Shares outstanding	1,051,795
Net asset value per share[a]	$9.43
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.85
Class A1:
Net assets, at value	$64,324,610
Shares outstanding	6,815,100
Net asset value per share[a]	$9.44
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.86
Class C:
Net assets, at value	$2,408,538
Shares outstanding	255,287
Net asset value and maximum offering price per share[a]	$9.43
Advisor Class:
Net assets, at value	$9,048,839
Shares outstanding	959,771
Net asset value and maximum offering price per share	$9.43

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Operations
for the year ended September 30, 2014

Investment income:
Dividends	$30,590
Interest	2,954,100
Paydown gain (loss)	(173,681)
Total investment income	2,811,009
Expenses:
Management fees (Note 3a)	328,237
Distribution fees: (Note 3c)
Class A	21,435
Class C	13,893
Transfer agent fees: (Note 3e)
Class A	12,302
Class A1	98,230
Class C	3,084
Advisor Class	4,318
Custodian fees (Note 4)	1,109
Reports to shareholders	31,644
Registration and filing fees	69,948
Professional fees	57,249
Trustees’ fees and expenses	2,232
Other	61,725
Total expenses	705,406
Expense reductions (Note 4)	(21)
Expenses waived/paid by affiliates (Note 3f)	(2,708)
Net expenses	702,677
Net investment income	2,108,332
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	3,217,355
Foreign currency transactions	(13,393)
Futures contracts	301,084
Swap contracts	8,459
Net realized gain (loss)	3,513,505
Net change in unrealized appreciation (depreciation) on:
Investments	(1,436,863)
Translation of other assets and liabilities denominated in foreign currencies	37,470
Net change in unrealized appreciation (depreciation)	(1,399,393)
Net realized and unrealized gain (loss)	2,114,112
Net increase (decrease) in net assets resulting from operations	$4,222,444

26 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended
	September 30,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$2,108,332	$2,334,844
Net realized gain (loss) from investments, foreign currency transactions, futures contracts and swap
contracts	3,513,505	(1,811,322)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets
and liabilities denominated in foreign currencies	(1,399,393)	29,071
Net increase (decrease) in net assets resulting from operations	4,222,444	552,593
Distributions to shareholders from:
Net investment income:
Class A	(365,627)	(230,712)
Class A1	(3,152,499)	(3,584,375)
Class C	(83,256)	(64,353)
Advisor Class	(122,273)	(73,980)
Total distributions to shareholders	(3,723,655)	(3,953,420)
Capital share transactions: (Note 2)
Class A	1,244,640	3,973,626
Class A1	(11,725,704)	(30,500,722)
Class C	258,547	666,801
Advisor Class	6,044,410	1,802,603
Total capital share transactions	(4,178,107)	(24,057,692)
Net increase (decrease) in net assets	(3,679,318)	(27,458,519)
Net assets:
Beginning of year	89,380,832	116,839,351
End of year	$85,701,514	$89,380,832
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of year	$(18,218)	$53,285

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund). The Fund offers four classes of shares: Class A, Class A1, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at year end, as indicated in the Statement of Investments, had been entered into on September 30, 2014.

d. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain coun-terparties. These agreements contain various provisions,

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

e. Derivative Financial Instruments (continued)

including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations.

See Note 9 regarding other derivative information.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At September 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended September 30,
		2014	2013
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	584,901	$5,504,941	768,479	$7,302,782
Shares issued in reinvestment of distributions	34,289	322,045	22,037	209,093
Shares redeemed	(488,092)	(4,582,346)	(370,984)	(3,538,249)
Net increase (decrease)	131,098	$1,244,640	419,532	$3,973,626
Class A1 Shares:
Shares sold	380,552	$3,576,268	623,748	$5,978,862
Shares issued in reinvestment of distributions	296,205	2,783,288	331,822	3,162,632
Shares redeemed	(1,924,907)	(18,085,260)	(4,155,798)	(39,642,216)
Net increase (decrease)	(1,248,150)	$(11,725,704)	(3,200,228)	$(30,500,722)
Class C Shares:
Shares sold	74,574	$702,373	145,460	$1,395,082
Shares issued in reinvestment of distributions	8,282	77,808	6,397	60,754
Shares redeemed	(55,574)	(521,634)	(82,835)	(789,035)
Net increase (decrease)	27,282	$258,547	69,022	$666,801
Advisor Class Shares:
Shares sold	770,438	$7,278,538	281,955	$2,695,910
Shares issued in reinvestment of distributions	4,536	42,681	4,184	39,884
Shares redeemed	(136,092)	(1,276,809)	(97,480)	(933,191)
Net increase (decrease)	638,882	$6,044,410	188,659	$1,802,603

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$10,603
CDSC retained	$1,685

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended September 30, 2014, the Fund paid transfer agent fees of $117,934, of which $55,073 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended September 30, 2014, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2014, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2015	$4,099,588
2016	2,076,095
2017	2,449,042
2018	6,929,694
2019	8,155,073
Capital loss carryforwards not subject to expiration:
Short term	1,712,973
Long term	—
Total capital loss carryforwards	$25,422,465

During the year ended September 30, 2014, the Fund utilized $1,929,827 of capital loss carryforwards.

On September 30, 2014, the Fund had expired capital loss carryforwards of $2,817,022, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended September 30, 2014 and 2013, was as follows:

	2014	2013
Distributions paid from ordinary income	$3,723,655	$3,953,420

At September 30, 2014, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$123,081,407

Unrealized appreciation	$2,932,270
Unrealized depreciation	(696,510)
Net unrealized appreciation (depreciation)	$2,235,760

Distributable earnings – undistributed ordinary income	$33,750

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of mortgage dollar rolls and paydown losses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2014, aggregated $597,518,034 and $620,428,931, respectively.

7. Credit Risk and Defaulted Securities

At September 30, 2014, the Fund had 16.36% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September 30, 2014, the value of this security was $86,212, representing 0.07% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

8. Concentration of Credit Risk

The Fund has 24.4% of its portfolio invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which may cause the Fund’s net asset value per share to fluctuate. These investments may be less liquid than other investments held by the Fund.

9. Other Derivative Information

At September 30, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets		Variation margin / Net assets
	consist of – net unrealized		consist of – net unrealized
	appreciation (depreciation)	$7,837[a]	appreciation (depreciation)	$—

Foreign exchange contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	11,899	forward exchange contracts	2,334

Credit contracts	Unrealized appreciation on		Unrealized depreciation on
	swap contracts	4,513	swap contracts	550

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the year ended September 30, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Year	for the Year
Interest rate contracts	Net realized gain (loss) from futures contracts / Net change in
	unrealized appreciation (depreciation) on investments	$301,084	$(42,333)
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net
	change in unrealized appreciation (depreciation) on translation
	of other assets and liabilities denominated in foreign currencies	(13,256)	37,484
Credit contracts	Net realized gain (loss) from swap contracts / Net change in
	unrealized appreciation (depreciation) on investments	8,459	4,053

For the year ended September 30, 2014, the average month end fair value of derivatives represented 0.09% of average month end net assets. The average month end number of open derivative contracts for the year was 11.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

9. Other Derivative Information (continued)

At September 30, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$11,899	$2,334
Swap contracts	4,513	15,429
Total	$16,412	$17,763

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At September 30, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
DBAB	$11,899	$(2,334)	$—	$—	$9,565
FBCO	4,513	(4,513)	—	—	—
Total	$16,412	$(6,847)	$—	$—	$9,565

At September 30, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
DBAB	$2,334	$(2,334)	$—	$—	$—
FBCO	15,429	(4,513)	—	—	10,916
Total	$17,763	$(6,847)	$—	$—	$10,916

See Note 1(e) regarding derivative financial instruments.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended September 30, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[a]	$375,904	$—	$—	$375,904
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	30,618,980	—	30,618,980
Mortgage-Backed Securities	—	78,681,890	—	78,681,890
Short Term Investments	4,274,614	11,365,779	—	15,640,393
Total Investments in Securities	$4,650,518	$120,666,649	$—	$125,317,167
Other Financial Instruments
Futures Contracts	$7,837	$—	$—	$7,837
Forward Exchange Contracts	—	11,899	—	11,899
Swap Contracts	—	4,513	—	4,513
Total Other Financial Instruments	$7,837	$16,412	$—	$24,249

Liabilities:
Other Financial Instruments
TBA Sale Commitments	$—	$1,750,140	$—	$1,750,140
Forward Exchange Contracts	—	2,334	—	2,334
Swap Contracts	—	550	—	550
Total Other Financial Instruments	$—	$1,753,024	$—	$1,753,024

[a]For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

12. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Currency	Selected Portfolio
DBAB Deutsche Bank AG	EUR Euro	CDO Collateralized Debt Obligation
FBCO Credit Suisse Group AG		PC	Participation Certificate
		PL	Project Loan
		REIT	Real Estate Investment Trust
		SF	Single Family
		SFR	Single Family Revenue

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Strategic Mortgage Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Strategic Mortgage Portfolio (the “Fund”) at September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2014 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 17, 2014

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $2,556,975 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2014.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since	112	Avis Budget Group Inc. (car rental),
One Franklin Parkway		October 2014		Omnicom Group Inc. (advertising and
San Mateo, CA 94403-1906				marketing communications services)
and H.J. Heinz Company (processed
foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution)
(1977-1987).

Sam Ginn (1937)	Trustee	Since 2007	112	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network)
(2012-2014); Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive
Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company)
(1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2003	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manufacture
and distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
(2010-2012) and Graham Holdings
Company (formerly, The Washington
Post Company) (education and media
organization).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present)
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice
President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).

John B. Wilson (1959)	Lead	Trustee since	112	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant
Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com Annual Report | 45

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

46 | Annual Report franklintempleton.com

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $31,986 for the fiscal year ended September 30, 2014 and $43,068 for the fiscal year ended September 30, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2014 and $6,930 for the fiscal year ended September 30, 2013. The services for which these fees were paid included technical tax consultation for capital gain tax and withholding tax reporting for foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $24 for the fiscal year ended September 30, 2014 and $0 for the fiscal year ended September 30, 2013.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $159,712 for the fiscal year ended September 30, 2014 and $39,194 for the fiscal year ended September 30, 2013.  The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e)(1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $159,736 for the fiscal year ended September 30, 2014 and $46,124 for the fiscal year ended September 30, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  November 25, 2014